                                                             File No. 333-43511
                                                                       811-1978

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   /X/
      Pre-Effective Amendment No.                                         / /

      Post-Effective Amendment No. 18                                     /X/

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           /X/
      Amendment No.                                                       / /


                           (Exact Name of Registrant)
                        OHIO NATIONAL VARIABLE ACCOUNT A

                               (Name of Depositor)
                    THE OHIO NATIONAL LIFE INSURANCE COMPANY
              (Address of Depositor's Principal Executive Offices)
                                One Financial Way
                             Montgomery, Ohio 45242
                         (Depositor's Telephone Number)
                                 (513) 794-6100

                     (Name and Address of Agent for Service)
      Ronald L. Benedict, Corporate Vice President, Counsel and Secretary
                    The Ohio National Life Insurance Company
                                  P.O. Box 237
                             Cincinnati, Ohio 45201

                                  Notice to:
                           W. Randolph Thompson, Esq.
                                   Of Counsel
                              Jones & Blouch L.L.P.
                                 Suite 410-East
                       1025 Thomas Jefferson Street, N.W.
                             Washington, D.C. 20007

Approximate Date of Proposed Public Offering: As soon after the effective date of this amendment as is practicable.

It is proposed that this filing will become effective (check appropriate space):

      ___     immediately upon filing pursuant to paragraph (b) of Rule 485


      _X_     on October 15, 2003 pursuant to paragraph (b) of Rule 485


      ___     60 days after filing pursuant to paragraph (a)(i) of Rule 485


      ___     on (date) pursuant to paragraph (a)(i) of Rule 485.


If appropriate, check the following box:



       X      this post-effective amendment designates a new effective date for
      ___     a previously filed post-effective amendment.


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                                EXPLANATORY NOTE

This post-effective amendment no. 18 under the Securities Act of 1933, as amended, to the registration statement of Ohio National Variable Account A (the Registrant) (File No. 333-43511) hereby incorporates by reference all the information set forth in the Registrant's post-effective amendment no. 17 which was filed on July 30, 2003. The sole purpose of this amendment is to delay the effectiveness of post-effective amendment no. 17 until October 15, 2003.



                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on this 30th day of September, 2003.


                                   OHIO NATIONAL VARIABLE ACCOUNT A
                                         (Registrant)

                                   By THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)


                                   By /s/John J. Palmer
                                     -------------------------------------------
                                     John J. Palmer, Vice Chairman

Attest:

/s/Ronald L. Benedict
-------------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 30th day of September, 2003.


                                   THE OHIO NATIONAL LIFE INSURANCE COMPANY
                                         (Depositor)

                                   By /s/John J. Palmer
                                     -------------------------------------------
                                     John J. Palmer, Vice Chairman

Attest:


/s/Ronald L. Benedict
---------------------------------
Ronald L. Benedict
Corporate Vice President, Counsel
and Secretary


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As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                     Date
---------                           -----                     ----
 /s/David B. O'Maley                Chairman, President,      September 30, 2003
 --------------------------         Chief Executive Officer
 David B. O'Maley                   and Director


*/s/Jack E. Brown                   Director                  September 30, 2003
 --------------------------
 Jack E. Brown


*/s/William R. Burleigh             Director                  September 30, 2003
 --------------------------
 William R. Burleigh


*/s/Victoria B. Buyniski Gluckman   Director                  September 30, 2003
 --------------------------------
 Victoria B. Buyniski Gluckman


 --------------------------         Director
 George E. Castrucci


*/s/Raymond R. Clark                Director                  September 30, 2003
 --------------------------
 Raymond R. Clark


 /s/Ronald J. Dolan                 Director                  September 30, 2003
 --------------------------
 Ronald J. Dolan


 --------------------------         Director
 John W. Hayden


*/s/James F. Orr                    Director                  September 30, 2003
 --------------------------
 James F. Orr


 /s/John J. Palmer                  Director                  September 30, 2003
 --------------------------
 John J. Palmer


 /s/D. Gates Smith                  Director                  September 30, 2003
 --------------------------
 D. Gates Smith


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*By /s/John J. Palmer
 ----------------------------

John J. Palmer, Attorney in Fact pursuant to Powers of Attorney, copies of which have previously been filed as exhibits to the Registrant's registration statement.